Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Restricted Stock Unit Activity and Related Information

A summary of the Company’s restricted stock unit activity and related information is as follows:

	Restricted stock units outstanding	Weighted-average grant date fair value
Balance as of December 31, 2015	-	$-
Granted	596,217	17.00
Vested	-	-
Forfeited	(9,993)	17.00
Cancelled	-	-
Balance as of December 31, 2016	586,224	$17.00

Service-based Stock Options
Summary of Stock Option Activity and Related Information

A summary of the Company’s service-based stock option activity and related information is as follows:

	Options outstanding	Weighted-average exercise price (1)	Weighted-average remaining contractual life (in years)	Aggregate intrinsic values (in thousands)
Balance as of December 31, 2015	3,997,502	$3.66
Granted	1,872,897	13.58
Exercised	(2,447,443)	3.55
Forfeited	(212,589)	4.40
Cancelled	(41,400)	3.62
Balance as of December 31, 2016	3,168,967	$8.55	8.7	$64,602

Exercisable, December 31, 2016	1,189,880	$1.86	7.3	$32,223

(1)	The weighted-average exercise prices reflect the impact of the $1.79 exercise price modification for any activity occurring after the June 7, 2016 modification date.

Summary of Additional Information Relating to Stock Options Activity

Additional information relating to service-based options is as follows (in thousands, except per share data):

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Stock-based compensation expense	$-	$287	$503	$4,286
Intrinsic value of options exercised	-	-	12	2,486

Weighted-average grant date fair value of options granted (per share) (1)	$-	$0.60	$0.99	$5.07

(1)

Based on the grant date fair value at the date of grant, excluding the impact of any subsequent modifications. The weighted-average incremental fair value related to 640,600 service-based options modified in June 2016 was $3.63.

Summary of Weighted-Average Assumptions

For the Predecessor 2014 Period, the Successor 2014 Period and the years ended December 31, 2015 and 2016, the fair value of service-based stock options granted were calculated using the following weighted-average assumptions:

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Expected term (in years)	n/a	4.7	4.1	5.9
Expected volatility	n/a	45.00%	40.92%	36.50%
Risk-free interest rate	n/a	1.34%	1.51%	1.34%
Expected dividend yield	n/a	0.00%	0.00%	0.00%

Performance-based Stock Options
Summary of Stock Option Activity and Related Information

A summary of the Company’s performance-based stock option activity and related information is as follows:

	Options outstanding	Weighted-average exercise price (1)	Weighted-average remaining contractual life (in years)	Aggregate intrinsic values (in thousands)
Balance as of December 31, 2015	4,848,869	$3.64
Granted	276,690	6.69
Exercised	-	-
Forfeited	(1,265,992)	3.57
Cancelled	(23,460)	3.62
Balance as of December 31, 2016	3,836,107	$2.46	7.8	$101,592

(1)	The weighted-average exercise prices reflect the impact of the $1.79 exercise price modification for any activity occurring after the June 7, 2016 modification date.

Summary of Additional Information Relating to Stock Options Activity

Additional information relating to performance-based options is as follows (in thousands, except per share data):

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Stock-based compensation expense	$-	$-	$-	$1,813
Intrinsic value of options exercised	$-	-	-	-

Weighted-average grant date fair value of options granted (per share) (1)	$-	$0.40	$0.50	$1.52

(1)

Based on the grant date fair value at the date of grant, excluding the impact of any subsequent modifications. The weighted-average incremental fair value related to 1,109,163 performance-based options modified in June 2016 was $0.31.